SHARE BASED COMPENSATION - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 30, 2015 shares	Jul. 16, 2010 shares	Feb. 29, 2024 $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	May 13, 2020 shares	May 29, 2014 shares
SHARE-BASED COMPENSATION
Share based compensation, option expiry period				12 years	12 years	10 years
Share based compensation, RSUs granted				13,825,592	13,825,592
Share based compensation, fair value of shares exercised during the period | $				$ 0		$ 0	$ 4
Aggregate intrinsic value of options exercise | $				$ 0		$ 0	$ 2
Share-based compensation expenses relating to bonus conversion | ¥					¥ 23,566
Performance Based Awards | Common Class A
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted				7,734,635	7,734,635	20,550	866,716
Performance Based Awards | Option One
SHARE-BASED COMPENSATION
Performance review period				1 year	1 year
Performance Based Awards | Option Two
SHARE-BASED COMPENSATION
Performance review period				4 years	4 years
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted				13,825,592	13,825,592
Aggregate fair value, unvested				$ 23,285				¥ 169,964
Weighted-average grant-date fair value | $ / shares				$ 2		$ 2.96	$ 5.48
Total fair value vested | $				$ 19,833		$ 2,557	$ 6,883
Unrecognized share-based compensation cost | ¥								¥ 54,579
Unrecognized compensation costs, weighted-average recognition period				1 year 10 months 24 days	1 year 10 months 24 days
Restricted Stock Units (RSUs) | Certain employees and management
SHARE-BASED COMPENSATION
Conversion price per share | $ / shares			$ 0.43
Threshold days for computation of conversion price			90 days
Minimum Performance Target
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted				0	0	0	22,000
Maximum | Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share based compensation, option vesting period				4 years	4 years
Minimum | Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share based compensation, option vesting period				2 years	2 years
2014 Plan
SHARE-BASED COMPENSATION
Share based compensation, option expiry period	10 years
2014 Plan | Maximum
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued	39,606,817										20,461,380
Share based compensation, option vesting period	4 years
Share based compensation arrangement by share based payment award maximum annual plan percentage increase to number of shares available for grant	15.00%
2014 Plan | Minimum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period	3 years
2010 Plan
SHARE-BASED COMPENSATION
Share based compensation, option expiry period		10 years
Share based compensation, option outstanding				359,202		359,202		359,202	359,202
Share based compensation, aggregate intrinsic value				$ 222		$ 222			¥ 1,620
2010 Plan | Maximum
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued		39,272,595
Share based compensation, option vesting period		4 years
2010 Plan | Minimum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period		3 years
2010 Plan and 2014 Plan | Common Class A
SHARE-BASED COMPENSATION
Shares reserved for future issuance under the plan										7,562,532
2020 Plan
SHARE-BASED COMPENSATION
Percentage of share capital considered for Maximum shares issuable under the plan										5.00%
2020 Plan | Common Class A
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued										46,560,708